Impairment charges and expected credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Impairment of Streams, Royalties and other interests
Total impairment charges and expected credit losses	$ 141,771	$ 0	$ 148,034	$ 0
Nevada Copper
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	83,920		83,920
Total impairment charges and expected credit losses	0		0
Elevation Gold
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	18,688		18,688
Other
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges	4,438		4,438
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	20,197		20,197
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	$ 14,528		21,380
Other
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses			$ (589)